Other payables and accrued liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Accrued professional fees	$ 132	$ 130
Accrued staff costs and staff benefits	15	27
Others	22	52
Other payables and accrued liabilities	$ 169	$ 209